Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Restricted cash	$ 1,987,409	$ 1,039,024
Operating capacity	$ 79,870	$ 71,979
Return on cash and cash equivalents	8.50%	2.60%